ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2014
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

16.

ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consist of the following:

	December 31,
	2014	2013

Wages and welfare payables	$45,513	$166,799
Accrued expenses	213,696	182,620
Other payables	1,701,528	1,603,408
	$1,960,737	$1,952,827

Other payables consist of amounts owed by the Company to various unrelated entities that are incurred in the normal course of business operations. These liabilities do not carry any interest rate and will be repayable on demand.